LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of right of use assets
	December 31, 2021	December 31, 2020
Non-current assets
Right of use assets, operating leases, net of amortization	$-	$51,926

Schedule of lease cost
	Nine months ended September 30, 2022	Nine months ended September 30, 2021
Operating lease expense	$43,200	$17,857

	Year ended December 31, 2021	Year ended December 31, 2020
Operating lease expense	$74,803	$41,423

Schedule of other lease information
	Nine months ended September 30, 2022	Nine months ended September 30, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(45,200)	$(60,403)

Remaining lease term – operating lease	-	6 months

	Year ended December 31, 2021	Year ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(74,803)	$(41,423)

Remaining lease term – operating lease	3 months	14 months

Discount rate – operating lease	-	10.0%

Schedule of maturity of operating leases
Amount
Undiscounted minimum future lease payments under leases with terms twelve months or less
Total instalments due:
2022	$-

Amount
Undiscounted minimum future lease payments under leases with terms twelve months or less
Total instalments due:
2022	$14,400